Intangible Assets - Summary of Detailed Information about Intangible Assets (Detail) £ in Thousands	6 Months Ended
Jun. 30, 2021 GBP (£)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 31,648
Ending balance	22,192
Cost or valuation member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33,005
Disposals	(9,456)
Ending balance	23,549
Depreciation/Amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,357)
Ending balance	£ (1,357)